Rule 497(e)
Registration Nos. 333-271759 and 811-23875

Madison ETFs Trust
(the “Trust”)

Madison Mosaic Income Opportunities ETF (MIOP)
(the “Fund”)

Supplement To the Fund’s Prospectus and Statement of Additional Information
Dated August 8, 2023

August 8, 2023

As of the date of this supplement, the Madison Mosaic Income Opportunities ETF (MIOP) is not offered for sale or available for purchase by investors.

Please Keep this Supplement with your Prospectus and Statement of Additional Information for Future Reference
Sticker - MIOP Fund Launch.docx